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                  ANNUITY INVESTORS(SERVICEMARK) VARIABLE ACCOUNT A
                                         OF
            ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)

                         Supplement to May 1, 1996 Prospectus
                                       for the
                           Commodore Nauticus(SERVICEMARK)
                       Group Flexible Premium Deferred Annuity
                           Date of Supplement:  May 1, 1996

     For residents of North Dakota, the following supplement is to provisions contained in the prospectus regarding surrenders and applicable charges and deductions:

                                TWENTY DAY EXAMINATION

     A Participant may return his or her Certificate to the Company or to the agent who sold the annuity to the participant within twenty days after receipt. The amount of the refund to the Participant will be equal to the Account Value plus all expense charges on the date the returned Certificate is received by the Company or its agent.


              Please retain this supplement for future reference
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